PREPAID EXPENSE	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSE

NOTE 4 – PREPAID EXPENSE

As of December 31, 2023 and December 31, 2022, the balances in prepaid expenses was $-0- and $130,000.

	December 31, 2023	December 31, 2022
Matchbox Twenty agreement	$-	$100,000
Deposit with joint venture partner		30,000
Total prepaid expenses	$-	$130,000